SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Derivative assets
Derivative liabilities	631,305	317,337
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative assets
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative assets
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative assets
Derivative liabilities	$ 631,305	$ 319,337